Effects of New Accounting Pronouncements (Details) - USD ($)	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability		$ 58,370,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability			$ 57,700,000
Operating lease right-of-use assets			57,400,000
Cumulative effect of adoption of new accounting policy			(316,000)
ASU 2016-02 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			$ (316,000)
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				$ (1,306,000)
ASU 2014-09 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				(1,306,000)
ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				(900,000)
ASU 2016-01 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				(942,000)
ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				(16,096,000)
ASU 2016-16 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy				$ (16,096,000)
ASU 2016-13 | Retained Earnings | Forecast | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy	$ 14,000,000.0